CONSOLIDATED BALANCE SHEETS (USD $) In Millions	0 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 1,139	$ 1,248
Short-term investments	18	36
Accounts receivable	5,469	5,476
Inventories	4,458	3,866
Deferred taxes and other current assets	1,514	1,416
Total current assets	12,598	12,042
Long-term investments and receivables	650	632
Deferred taxes, deferred charges and other assets	88	138
Property, plant and equipment, net	4,815	4,357
Identifiable intangible assets, net	6,080	5,751
Goodwill	15,926	15,232
Total assets	40,157	38,152
Current liabilities:
Short-term debt and current maturities of long term liabilities	1,927	1,432
Convertible senior debentures-short term	531	1,339
Sales reserves and allowances	3,727	3,403
Accounts payable and accruals	2,678	2,467
Other current liabilities	1,183	1,053
Total current liabilities	10,046	9,694
Long-term liabilities:
Deferred income taxes	1,392	1,348
Other taxes and long term payables	830	777
Employee related obligations	221	221
Senior notes and loans	3,920	4,097
Convertible senior debentures - long term	0	13
Total long term liabilities	6,363	6,456
Commitments and contingencies	see note 14
Total liabilities	16,409	16,150
Teva shareholders' equity:
Ordinary shares	50	49
Additional paid-in capital	13,341	13,246
Retained earnings	10,256	9,325
Accumulated other comprehensive income	1,556	350
Treasury shares	(1,518)	(1,023)
Stockholders' equity attributable to Teva shareholders	23,685	21,947
Non-controlling interests	63	55
Total equity	23,748	22,002
Total liabilities and equity	$ 40,157	$ 38,152